Investments - Continuous Loss Position (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Gross Unrealized Losses	$ (86)	$ (12)	$ (2)
Fair Value	131,010	128,502	16,294
U.S. Treasury
Debt Securities, Available-for-sale [Line Items]
Gross Unrealized Losses	(59)	(6)	0
Fair Value	54,992	65,298	0
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Gross Unrealized Losses	(8)	(4)	(1)
Fair Value	46,305	47,629	13,422
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Gross Unrealized Losses	(19)	(2)	(1)
Fair Value	$ 29,713	$ 15,575	$ 2,872